Guggenheim Macro Opportunities Fund Average Annual Total Returns - A C Inst P Shares [Member]		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [3]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.35%	[1]
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.28%	2.48%		1.77%	[2]
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.12%	3.11%		2.99%
Performance Inception Date	Nov. 30, 2011
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.80%	1.14%		1.17%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.80%	1.51%		1.46%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.67%	3.20%		2.74%
Performance Inception Date	Nov. 30, 2011
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.75%	4.35%		3.89%
Performance Inception Date	Nov. 30, 2011
Class P
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	3.93%	3.48%
Performance Inception Date	May 01, 2015

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[2]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[3]	Performance reflects return since inception of Class P shares.